Expense Example	Jan. 28, 2026 USD ($)
NAA Allocation Fund | NAA Allocation Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 617
Expense Example, with Redemption, 3 Years	928
Expense Example, with Redemption, 5 Years	1,260
Expense Example, with Redemption, 10 Years	2,197
NAA Allocation Fund | NAA Allocation Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	310
Expense Example, with Redemption, 3 Years	686
Expense Example, with Redemption, 5 Years	1,189
Expense Example, with Redemption, 10 Years	2,571
NAA Allocation Fund | NAA Allocation Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	377
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,485
NAA Allocation Fund | NAA Allocation Fund Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	454
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,765
NAA Large Cap Value Fund | NAA Large Cap Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	582
Expense Example, with Redemption, 3 Years	865
Expense Example, with Redemption, 5 Years	1,169
Expense Example, with Redemption, 10 Years	2,031
NAA Large Cap Value Fund | NAA Large Cap Value Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	632
Expense Example, with Redemption, 5 Years	1,102
Expense Example, with Redemption, 10 Years	2,402
NAA Large Cap Value Fund | NAA Large Cap Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	1,254
NAA Large Core Fund | NAA Large Core Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	596
Expense Example, with Redemption, 3 Years	853
Expense Example, with Redemption, 5 Years	1,129
Expense Example, with Redemption, 10 Years	1,915
NAA Large Core Fund | NAA Large Core Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	627
Expense Example, with Redemption, 5 Years	1,078
Expense Example, with Redemption, 10 Years	2,327
NAA Large Core Fund | NAA Large Core Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
NAA Mid Growth Fund | NAA Mid Growth Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	622
Expense Example, with Redemption, 3 Years	932
Expense Example, with Redemption, 5 Years	1,265
Expense Example, with Redemption, 10 Years	2,201
NAA Mid Growth Fund | NAA Mid Growth Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	330
Expense Example, with Redemption, 3 Years	709
Expense Example, with Redemption, 5 Years	1,215
Expense Example, with Redemption, 10 Years	2,605
NAA Mid Growth Fund | NAA Mid Growth Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,534
NAA Opportunity Fund | NAA Opportunity Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	641
Expense Example, with Redemption, 3 Years	990
Expense Example, with Redemption, 5 Years	1,363
Expense Example, with Redemption, 10 Years	2,408
NAA Opportunity Fund | NAA Opportunity Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	349
Expense Example, with Redemption, 3 Years	787
Expense Example, with Redemption, 5 Years	1,351
Expense Example, with Redemption, 10 Years	2,888
NAA Opportunity Fund | NAA Opportunity Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	144
Expense Example, with Redemption, 3 Years	457
Expense Example, with Redemption, 5 Years	793
Expense Example, with Redemption, 10 Years	1,742
NAA Risk Managed Real Estate Fund | NAA Risk Managed Real Estate Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	663
Expense Example, with Redemption, 3 Years	1,065
Expense Example, with Redemption, 5 Years	1,492
Expense Example, with Redemption, 10 Years	2,678
NAA Risk Managed Real Estate Fund | NAA Risk Managed Real Estate Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	367
Expense Example, with Redemption, 3 Years	835
Expense Example, with Redemption, 5 Years	1,429
Expense Example, with Redemption, 10 Years	3,038
NAA Risk Managed Real Estate Fund | NAA Risk Managed Real Estate Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	165
Expense Example, with Redemption, 3 Years	528
Expense Example, with Redemption, 5 Years	915
Expense Example, with Redemption, 10 Years	2,002
NAA SMid Cap Value Fund | NAA SMid Cap Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	587
Expense Example, with Redemption, 3 Years	841
Expense Example, with Redemption, 5 Years	1,115
Expense Example, with Redemption, 10 Years	1,896
NAA SMid Cap Value Fund | NAA SMid Cap Value Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	303
Expense Example, with Redemption, 3 Years	627
Expense Example, with Redemption, 5 Years	1,078
Expense Example, with Redemption, 10 Years	2,327
NAA SMid Cap Value Fund | NAA SMid Cap Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	540
Expense Example, with Redemption, 10 Years	1,207
NAA World Equity Income Fund | NAA World Equity Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	589
Expense Example, with Redemption, 3 Years	914
Expense Example, with Redemption, 5 Years	1,262
Expense Example, with Redemption, 10 Years	2,241
NAA World Equity Income Fund | NAA World Equity Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	295
Expense Example, with Redemption, 3 Years	696
Expense Example, with Redemption, 5 Years	1,225
Expense Example, with Redemption, 10 Years	2,672
NAA World Equity Income Fund | NAA World Equity Income Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	94
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	690
Expense Example, with Redemption, 10 Years	$ 1,566